Guaranteed Loan Financing (Tables)	9 Months Ended
Sep. 30, 2016
Guaranteed Loan Financing
Schedule of guaranteed loan financing and the related interest rates and maturity dates

	Weighted	Range of
	Average	Interest	Range of
(In Thousands)	Interest Rate	Rates	Maturities (Years)	Ending Balance
September 30, 2016	2.80%	1.28 – 6.99%	2016 - 2038	$415,417
December 31, 2015	2.54%	1.03 – 6.99%	2016 - 2038	$499,187

Summary of contractual maturities of total guaranteed loan financing outstanding

(In Thousands)	September 30, 2016	December 31, 2015
2016	292	1,720
2017	4,438	7,981
2018	8,407	13,737
2019	5,416	7,946
2020	6,289	9,744
2021	7,078	8,904
Thereafter	383,497	449,155
Total	$415,417	$499,187